Overview and Summary of Significant Accounting Policies - Goodwill and Intangible Assets (Details)	12 Months Ended
Dec. 31, 2018
Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	1 year
Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	8 years